Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 1,838,183	$ 866,443
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	7,336	4,536
Amortization of right of use assets	49,683	4,756
Change in operating assets and liabilities:
Receivables from customers	(1,612,530)	(840,205)
Receivables from a customer – related party	(1,512,129)	(36,486)
Payment on behalf of customers for trading activities	(2,626,387)
Receivables from broker-dealers and clearing organizations	383,982	(38,945)
Securities owned, at fair value	(726,480)	(313,621)
Other assets	(915,313)	(327,100)
Payable to customers	456,063	1,857,416
Payable to customers – related parties		801,339
Contract liabilities		313,329
Accrued expenses and other liabilities	14,777	7,012
Income tax payable	(25,624)	42,865
Lease liabilities	(52,638)	(4,756)
Net cash (used in) provided by operating activities	(4,721,077)	2,336,583
Cash flows from financing activities:
Payment of deposits for long-term investments	(200,000)
Net cash used in financing activities	(200,000)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	22,651,029
Net cash provided by financing activities	22,651,029
Effect of exchange rates on cash, cash equivalents and restricted cash	(13,398)	(13,246)
Net increase in cash, cash equivalents and restricted cash	17,716,554	2,323,337
Cash, cash equivalents and restricted cash, beginning of period	7,956,759	6,835,476
Cash, cash equivalents and restricted cash, end of period	25,673,313	9,158,813
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	23,485,746	4,683,928
Restricted cash	2,187,567	4,474,885
Total cash, cash equivalents, and restricted cash	25,673,313	9,158,813
Supplemental disclosures of cash flow information:
Cash paid for interest
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 9,852	$ 298,178